Document and Entity Information	Mar. 06, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 06, 2021
Entity Registrant Name	GWG Holdings, Inc.
Entity File Number	001-36615
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-2222607
Entity Address, Address Line One	325 North St. Paul Street
Entity Address, Address Line Two	Suite 2650
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	612
Local Phone Number	746-1944
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GWGHQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001522690
Amendment Flag	false